Long-Term Debt (Parenthetical) (Detail)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 0.75% Japanese Yen Notes, Due 2012	Dec. 31, 2011 0.84% Japanese Yen Notes, Due 2013
Debt Outstanding [Line Items]
Loans, principally from banks, bearing weighted average interest	1.94%	1.68%
Stated Interest Rate			0.75%	0.84%
Long-term debt, maturity year	2020		2012	2013